SHARE CAPITAL	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Share capital	SHARE CAPITAL
The Company had an issued share capital at June 30, 2024 of $0.5 million divided into 54,520,325 ordinary shares, par value $0.01 per share (December 31, 2023: $5.5 million divided into 54,520,325 ordinary shares, par value $0.10 per share).
At the 2024 Annual General Meeting ("AGM") held in April 2024, the Company's shareholders approved a reorganization of share capital in accordance with the Bermuda Companies Act. Prior to the reorganization, the Company's authorized share capital was 10,000,000,000 shares, par value $0.10 per share. Following the reorganization, the Company's authorized share capital was adjusted to 100,000,000 shares of par value $0.01 per share. As there were 54,520,325 shares issued and fully paid at the time of the reorganization, to reflect the decrease in the par value of each share from $0.10 to $0.01, $4.9 million was transferred from Share Capital to Contributed Surplus. The shares of par value $0.01 each rank pari passu in all respects with each other.